Total
INVESCO CONVERTIBLE SECURITIES FUND
Fund Summary
Investment Objective(s)
The Fund’s investment objective is total return through growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - INVESCO CONVERTIBLE SECURITIES FUND	CLASS A		CLASS C	CLASS Y	CLASS R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none
[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - INVESCO CONVERTIBLE SECURITIES FUND		CLASS A	CLASS C	CLASS Y	CLASS R5	Class R6
Management Fees		0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) Fees		0.25%	0.98%	none	none	none
Other Expenses		0.18%	0.18%	0.18%	0.15%	0.08%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		0.95%	1.68%	0.70%	0.67%	0.60%
Fee Waiver and/or Expense Reimbursement	[1]	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.94%	1.67%	0.69%	0.66%	0.59%
[1]
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the
Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the
Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2025. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - INVESCO CONVERTIBLE SECURITIES FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
CLASS A	641	835	1,046	1,651
CLASS C	270	529	912	1,792
CLASS Y	70	223	389	870
CLASS R5	67	213	372	834
Class R6	60	191	334	749

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - INVESCO CONVERTIBLE SECURITIES FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
CLASS A	641	835	1,046	1,651
CLASS C	170	529	912	1,792
CLASS Y	70	223	389	870
CLASS R5	67	213	372	834
Class R6	60	191	334	749

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in convertible securities, and in derivatives and other instruments that have economic characteristics similar to such securities. A convertible security is a bond, preferred stock or other security that may be converted into a prescribed amount of common stock at a prestated price.
The Fund may invest in below-investment grade securities. Below-investment grade securities are commonly referred to as junk bonds. Investment grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by Invesco Advisers, Inc. (Invesco or the Adviser) to be of comparable quality, each at the time of purchase. Many convertible securities have credit ratings that are below investment grade.
The Fund may invest up to 10% of its net assets in synthetic convertible securities and up to 25% of its net assets in exchangeable convertible securities. The Fund may invest up to 20% of its net assets in common stocks, non-convertible preferred stocks and non-convertible fixed-income securities.
The Fund may invest up to 20% of its net assets in foreign securities, including securities of issuers located in emerging markets countries (i.e., those that are generally in the early stages of their industrial cycles), non-U.S. dollar denominated securities and depositary receipts. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national securities exchange.
The Fund may invest in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
The Fund can invest in derivative instruments including forward foreign currency contracts.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated; though the Fund has not historically used these instruments.
The Fund focuses on investing in traditional convertible securities that offer a balanced risk reward profile over a full market cycle. The Fund invests in traditional convertible securities with reasonable valuations that the portfolio managers believe show potential for strong total return through interest or dividend, coupled with the upside participation found in the option value embedded in the securities. The portfolio managers focus on positions issued by well-managed companies with strong balance sheets, a clear business focus, and competitive advantages versus their peers as determined by the portfolio managers. Alpha (return on investments in excess of the ICE BofA U.S. Convertible Index) is also sought to be added to the portfolio through careful credit analysis and security selection.
The portfolio managers seek to construct a broadly diversified portfolio that is focused on balanced convertible exposures, which they believe offer the most attractive risk/reward profile. The portfolio managers may increase or decrease the Fund's delta, or equity sensitivity of the portfolio, based on underlying economic conditions. For instance, in a strong equity market, the team may hold a higher level of equity-like convertible securities to allow the Fund to participate in the additional upside. Equity-like convertible securities exhibit characteristics such as greater equity sensitivity and lower conversion premiums. Conversely, in a weak equity market, the team may seek to reduce exposure to equity-like convertible securities, investing more in fixed-income-oriented securities. The team may also use equity options and traditional fixed-income securities to help the fund maintain proper positioning in different economic environments.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers, which factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities.

Principal Risks of Investing in the Fund
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and broad-based securities market benchmarks (in that order). The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Annual Total Returns

Class A	Period Ended	Returns
Best Quarter	June 30, 2020	23.66%
Worst Quarter	June 30, 2022	-13.38%

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Returns - INVESCO CONVERTIBLE SECURITIES FUND		1 Year	5 Years	10 Years	Inception Date
CLASS A		1.92%	9.52%	6.20%	Jul. 28, 1997
CLASS C		6.12%	9.97%	6.19%	Jul. 28, 1997
CLASS Y		8.17%	11.05%	7.07%	Jul. 28, 1997
CLASS R5		8.22%	11.07%	7.10%	May 23, 2011
Class R6		8.29%	11.16%	7.18%	Sep. 24, 2012
After Taxes on Distributions | CLASS A		1.53%	7.00%	4.07%
After Taxes on Distributions and Sale of Fund Shares | CLASS A		1.26%	7.27%	4.39%
ICE BofA US Convertible Index	[1],[2]	12.87%	11.93%	8.90%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[1]	26.29%	15.69%	12.03%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	5.53%	1.10%	1.81%
[1]	Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the ICE BofA US Convertible Index to the S&P 500® Index and Bloomberg U.S. Aggregate Bond Index to reflect that the S&P 500® Index and Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
[2]	Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs, which may be higher or lower than the actual transaction costs incurred by the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.